SEC Schedule III, Real Estate and Accumulated Depreciation and Amortization Disclosure (Tables)	3 Months Ended
Mar. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REVERSE STOCK SPLIT
On July 29, 2020, we amended our charter to effect a one-for-two reverse stock split of every outstanding share of our Series A Common Stock. The financial statements and accompanying footnotes have been retroactively restated to reflect the reverse stock split.